Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal Tax Rate	34.00%
Deferred Tax Asset Valuation Allowance	$ 8,705,000	$ 9,869,582
Increase (Decrease) in Valuaiton Allowance	1,164,582
Net Operating Loss Carryforwards	$ 24,300,000	$ 27,400,000
Expiration Period	2026 to 2032